Note 7 - Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]

NOTE 7 Mortgage Servicing Rights, Net

A summary of mortgage servicing activity is as follows:

(Dollars in thousands)	2013	2012
Mortgage servicing rights:
Balance, beginning of year	$1,732	1,485
Originations	568	979
Amortization	(592)	(732)
Balance, end of year	1,708	1,732
Valuation reserve	0	0
Mortgage servicing rights, net	$1,708	1,732
Fair value of mortgage servicing rights	$2,801	2,126

All of the single family loans sold where the Company continues to service the loans are serviced for Federal National Mortgage Association (FNMA) under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at December 31, 2013:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$203,957	4.36%	302	1,746
Original term 15 year fixed rate	120,461	3.42	145	1,347
Adjustable rate	202	3.86	321	5

The gross carrying amount of mortgage servicing rights and the associated accumulated amortization at December 31, 2013 and 2012 are presented in the following table. Amortization expense for mortgage servicing rights was $0.6 million, $0.7 million, and $0.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Mortgage Servicing Rights
December 31, 2013
Mortgage servicing rights	$3,638	(1,930)	1,708
Total	$3,638	(1,930)	1,708

December 31, 2012
Mortgage servicing rights	$2,412	(680)	1,732
Total	$2,412	(680)	1,732

The following table indicates the estimated future amortization expense for amortized mortgage servicing rights:

(Dollars in thousands)	Mortgage Servicing
Year ended December 31,	Rights
2014	$420
2015	401
2016	354
2017	262
2018	158
Thereafter	113
$1,708

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2013. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.